Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
OPERATING ACTIVITIES
Net loss for the year	$ (17,948)	$ (7,323)
Items not involving cash:
Loss on disposal of property and equipment	27	542
Gain on modification of debt	(803)
Amortization	2,966	1,241
Foreign exchange loss (gain)	3,498	(2)
Interest and finance costs	2,258	716
Stock-based compensation	1,380	1,353
Changes in non-cash items:
Trade and other receivables	(233)	471
Inventory	(1,212)	14,073
Prepaids and deposits	31	(2,339)
Accounts payable and accrued liabilities	(1,627)	(2,727)
Deferred consideration	4,602	(4,602)
Deferred revenue	(622)	1,662
Warranty provision	69	869
Taxes paid	(760)
Interest paid	(708)	(340)
Cash provided (used) in operating activities	(9,082)	3,594
INVESTING ACTIVITIES
Purchase of intangible assets	(658)	(17,596)
Proceeds from government subsidy	817
Purchase of property and equipment	(11,109)	(6,537)
Proceeds on disposal of property and equipment	252	729
Restricted cash		284
Cash used in investing activities	(10,698)	(23,120)
FINANCING ACTIVITIES
Proceeds from issuance of common shares	18,523	24,087
Share issuance costs	(1,367)	(2,213)
(Repayments) proceeds of credit facility	659	(4,628)
Proceeds from short-term loans		7,959
Repayment of short-term loans		(2,038)
Repayment of long-term loans	(447)	(222)
Cash provided by financing activities	17,368	22,945
Effect of foreign exchange rate on cash	(368)	(25)
Increase in cash and cash equivalents	(2,780)	3,394
Cash and cash equivalents, beginning	4,402	1,008
Cash and cash equivalents, ending	$ 1,622	$ 4,402